Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)
................ 6,441 $ 4,200,691
Curtiss-Wright Corp. .................. 3,440 1,193,474
GE Aerospace ...................... 61,714 12,563,119
HEICO Corp. ...................... 3,822 913,229
HEICO Corp. , Class A ................. 6,935 1,319,938
Howmet Aerospace, Inc. ............... 36,916 4,672,827
L3Harris Technologies, Inc. ............. 7,282 1,543,857
Textron, Inc. ....................... 7,019 537,024
TransDigm Group, Inc. ................ 5,066 6,856,020
33,800,179
Automobile Components — 0.0%
Aptiv plc
(a)
......................... 10,150 633,563
Automobiles — 4.0%
Tesla, Inc.
(a)
........................ 252,410 102,125,086
Banks — 0.1%
First Citizens BancShares, Inc. , Class A ..... 962 2,120,912
Beverages — 0.2%
Brown-Forman Corp. , Class A ........... 2,746 91,497
Brown-Forman Corp. , Class B, NVS ....... 13,392 442,070
Constellation Brands, Inc. , Class A ........ 6,737 1,218,049
Keurig Dr Pepper, Inc. ................ 32,768 1,051,853
Monster Beverage Corp.
(a)
.............. 63,448 3,090,552
5,894,021
Biotechnology — 0.9%
(a)
Alnylam Pharmaceuticals, Inc. ........... 11,624 3,153,707
BioMarin Pharmaceutical, Inc. ........... 10,014 634,487
Exact Sciences Corp.
(b)
................ 16,575 929,029
Incyte Corp. ....................... 14,786 1,096,530
Natera, Inc. ........................ 11,017 1,949,127
Neurocrine Biosciences, Inc. ............ 9,046 1,373,364
Sarepta Therapeutics, Inc. .............. 8,222 935,006
Summit Therapeutics, Inc.
(b)
............. 5,201 111,821
United Therapeutics Corp. .............. 2,516 883,544
Vaxcyte, Inc. ....................... 9,891 873,573
Vertex Pharmaceuticals, Inc. ............ 23,285 10,750,219
22,690,407
Broadline Retail — 8.4%
Amazon.com, Inc.
(a)
.................. 858,160 203,967,469
Coupang, Inc. , Class A
(a)
............... 57,141 1,343,385
eBay, Inc. ......................... 18,283 1,233,737
MercadoLibre, Inc.
(a)
.................. 4,417 8,490,313
215,034,904
Building Products — 0.5%
Advanced Drainage Systems, Inc. ........ 6,360 768,988
Allegion plc ........................ 5,110 678,250
Carlisle Cos., Inc. ................... 4,178 1,627,164
Johnson Controls International plc ........ 26,204 2,043,912
Lennox International, Inc. .............. 2,867 1,698,468
Masco Corp. ....................... 7,746 614,103
Trane Technologies plc ................ 13,408 4,863,752
12,294,637
Capital Markets — 2.7%
Ameriprise Financial, Inc. .............. 6,029 3,275,918
Ares Management Corp. , Class A ......... 16,696 3,309,481
Bank of New York Mellon Corp. (The) ...... 26,497 2,276,887
Blackstone, Inc. , Class A ............... 47,486 8,410,246
Blue Owl Capital, Inc. , Class A ........... 44,836 1,166,184
Coinbase Global, Inc. , Class A
(a)
.......... 18,245 5,315,316
Security
Shares
Shares Value
Capital Markets (continued)
FactSet Research Systems, Inc. .......... 3,424 $ 1,624,380
Interactive Brokers Group, Inc. , Class A ..... 9,591 2,085,467
Intercontinental Exchange, Inc. .......... 19,780 3,161,437
Jefferies Financial Group, Inc. ........... 9,872 759,058
KKR & Co., Inc. ..................... 38,344 6,406,132
LPL Financial Holdings, Inc. ............. 6,800 2,494,852
Moody's Corp. ...................... 14,201 7,092,548
Morningstar, Inc. .................... 2,391 785,778
MSCI, Inc. ........................ 7,177 4,283,018
Nasdaq, Inc. ....................... 21,020 1,730,787
Raymond James Financial, Inc. .......... 10,884 1,833,736
Robinhood Markets, Inc. , Class A
(a)
........ 46,219 2,401,077
S&P Global, Inc. .................... 18,446 9,617,929
Tradeweb Markets, Inc. , Class A .......... 10,460 1,327,374
69,357,605
Chemicals — 0.8%
Celanese Corp. ..................... 3,356 238,410
Corteva, Inc. ....................... 27,090 1,768,164
Dow, Inc. ......................... 24,789 968,010
DuPont de Nemours, Inc. .............. 16,512 1,268,122
Ecolab, Inc. ....................... 15,550 3,890,455
Linde plc ......................... 11,934 5,323,996
PPG Industries, Inc. .................. 7,619 879,080
RPM International, Inc. ................ 7,756 981,910
Sherwin-Williams Co. (The) ............. 11,604 4,156,089
19,474,236
Commercial Services & Supplies — 0.8%
Cintas Corp. ....................... 31,360 6,289,875
Clean Harbors, Inc.
(a)
................. 4,592 1,069,936
Copart, Inc.
(a)
...................... 78,736 4,561,177
Republic Services, Inc. ................ 7,589 1,645,826
Rollins, Inc. ........................ 26,549 1,314,176
Tetra Tech, Inc. ..................... 23,918 880,182
Veralto Corp. ....................... 10,577 1,093,556
Waste Management, Inc. ............... 15,040 3,312,710
20,167,438
Communications Equipment — 0.6%
Arista Networks, Inc.
(a)
................ 92,782 10,691,270
F5, Inc.
(a)
......................... 2,414 717,586
Motorola Solutions, Inc. ............... 8,549 4,011,618
15,420,474
Construction & Engineering — 0.3%
AECOM .......................... 8,681 915,325
Comfort Systems USA, Inc. ............. 3,218 1,405,461
EMCOR Group, Inc. .................. 4,248 1,903,359
Quanta Services, Inc. ................. 13,205 4,061,990
8,286,135
Construction Materials — 0.2%
Martin Marietta Materials, Inc. ........... 5,569 3,030,204
Vulcan Materials Co. ................. 11,980 3,284,317
6,314,521
Consumer Finance — 0.4%
American Express Co. ................ 23,770 7,545,786
Discover Financial Services ............. 13,420 2,698,628
Synchrony Financial .................. 15,353 1,059,050
11,303,464
Consumer Staples Distribution & Retail — 1.1%
Casey's General Stores, Inc. ............ 3,358 1,416,304
Costco Wholesale Corp. ............... 22,415 21,964,010
Performance Food Group Co.
(a)
.......... 8,902 803,939

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.
(a)
........... 9,041 $ 1,431,552
Sysco Corp. ....................... 17,603 1,283,611
US Foods Holding Corp.
(a)
.............. 13,774 976,990
27,876,406
Containers & Packaging — 0.1%
Avery Dennison Corp. ................. 4,021 746,820
Ball Corp. ......................... 15,082 840,068
1,586,888
Distributors — 0.0%
Pool Corp. ........................ 1,401 482,294
Diversified Consumer Services — 0.0%
Service Corp. International ............. 6,136 479,344
Electric Utilities — 0.2%
Constellation Energy Corp. ............. 12,663 3,798,647
PG&E Corp. ....................... 86,469 1,353,240
5,151,887
Electrical Equipment — 1.0%
AMETEK, Inc. ...................... 20,771 3,833,496
Eaton Corp. plc ..................... 20,949 6,838,592
GE Vernova, Inc. .................... 14,999 5,592,827
Hubbell, Inc. ....................... 4,827 2,041,869
nVent Electric plc .................... 14,893 969,385
Regal Rexnord Corp. ................. 2,219 352,222
Rockwell Automation, Inc. .............. 5,201 1,448,114
Vertiv Holdings Co. , Class A ............ 32,795 3,837,671
24,914,176
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp. , Class A .............. 71,688 5,074,077
CDW Corp. ........................ 4,568 909,672
Coherent Corp.
(a)
.................... 13,509 1,222,429
Corning, Inc. ....................... 37,158 1,935,189
Flex Ltd.
(a)
......................... 14,383 599,052
Jabil, Inc. ......................... 4,198 681,797
Keysight Technologies, Inc.
(a)
............ 5,431 968,619
TE Connectivity plc .................. 12,218 1,807,897
Teledyne Technologies, Inc.
(a)
............ 2,322 1,187,308
Trimble, Inc.
(a)
...................... 15,909 1,192,539
Zebra Technologies Corp. , Class A
(a)
....... 3,467 1,358,856
16,937,435
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A ............. 53,853 2,486,932
Entertainment — 2.2%
Electronic Arts, Inc. .................. 15,184 1,866,265
Liberty Media Corp.-Liberty Formula One , Class
A
(a)
........................... 2,014 177,272
Liberty Media Corp.-Liberty Formula One , Class
C
(a)
........................... 18,925 1,811,123
Live Nation Entertainment, Inc.
(a)
......... 13,358 1,932,635
Netflix, Inc.
(a)
....................... 38,627 37,729,309
ROBLOX Corp. , Class A
(a)
.............. 49,271 3,501,690
Take-Two Interactive Software, Inc.
(a)
....... 14,697 2,726,440
Walt Disney Co. (The) ................ 49,460 5,591,948
55,336,682
Financial Services — 4.5%
Apollo Global Management, Inc. .......... 17,914 3,062,936
Block, Inc. , Class A
(a)
................. 49,885 4,530,556
Corpay, Inc.
(a)
...................... 4,560 1,735,034
Fidelity National Information Services, Inc. ... 30,788 2,508,298
Fiserv, Inc.
(a)
....................... 22,949 4,957,902
Security
Shares
Shares Value
Financial Services (continued)
Global Payments, Inc. ................ 7,904 $ 891,966
Jack Henry & Associates, Inc. ........... 6,572 1,144,120
Mastercard, Inc. , Class A ............... 73,585 40,871,317
Toast, Inc. , Class A
(a)
................. 36,918 1,510,685
Visa, Inc. , Class A ................... 156,633 53,537,159
114,749,973
Food Products — 0.1%
Hershey Co. (The) ................... 4,557 680,132
Lamb Weston Holdings, Inc. ............ 4,637 277,942
McCormick & Co., Inc. (Non-Voting) , NVS ... 13,302 1,027,313
Tyson Foods, Inc. , Class A ............. 8,877 501,462
2,486,849
Ground Transportation — 0.9%
JB Hunt Transport Services, Inc. ......... 3,604 617,077
Norfolk Southern Corp. ................ 10,500 2,680,650
Old Dominion Freight Line, Inc. .......... 16,775 3,113,608
Saia, Inc.
(a) (b)
....................... 2,386 1,145,542
Uber Technologies, Inc.
(a)
.............. 189,974 12,699,762
U-Haul Holding Co. , NVS .............. 4,104 265,693
U-Haul Holding Co.
(a) (b)
................ 436 31,771
XPO, Inc.
(a)
........................ 10,453 1,397,253
21,951,356
Health Care Equipment & Supplies — 2.1%
Align Technology, Inc.
(a)
................ 2,926 641,116
Boston Scientific Corp.
(a)
............... 88,650 9,074,214
Cooper Cos., Inc. (The)
(a)
.............. 13,798 1,332,197
Dexcom, Inc.
(a)
..................... 35,794 3,107,993
Edwards Lifesciences Corp.
(a)
........... 54,604 3,956,060
GE HealthCare Technologies, Inc. ........ 12,613 1,113,728
IDEXX Laboratories, Inc.
(a)
.............. 7,426 3,134,143
Insulet Corp.
(a)
...................... 6,288 1,750,453
Intuitive Surgical, Inc.
(a)
................ 32,036 18,320,748
ResMed, Inc. ...................... 13,257 3,131,038
STERIS plc ........................ 8,903 1,964,447
Stryker Corp. ...................... 17,750 6,945,398
54,471,535
Health Care Providers & Services — 0.3%
Cencora, Inc. ...................... 8,771 2,229,676
DaVita, Inc.
(a)
....................... 2,330 410,546
McKesson Corp. .................... 2,809 1,670,652
Molina Healthcare, Inc.
(a)
............... 2,605 808,618
Tenet Healthcare Corp.
(a)
............... 5,584 786,730
Universal Health Services, Inc. , Class B .... 3,132 590,570
6,496,792
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 7,399 720,293
Ventas, Inc. ....................... 17,696 1,069,192
Welltower, Inc. ...................... 38,842 5,301,156
7,090,641
Health Care Technology — 0.1%
Veeva Systems, Inc. , Class A
(a)
.......... 13,332 3,109,822
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. , Class A
(a)
................. 38,389 5,035,485
Booking Holdings, Inc. ................ 1,888 8,944,513
Cava Group, Inc.
(a)
................... 6,368 859,998
Chipotle Mexican Grill, Inc.
(a)
............ 122,450 7,144,958
Darden Restaurants, Inc. .............. 4,449 868,623
Domino's Pizza, Inc. .................. 3,136 1,408,440
DoorDash, Inc. , Class A
(a)
.............. 32,286 6,096,565
DraftKings, Inc. , Class A
(a)
.............. 42,938 1,801,249

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Expedia Group, Inc.
(a)
................. 6,185 $ 1,057,326
Flutter Entertainment plc
(a)
.............. 14,354 3,832,087
Hilton Worldwide Holdings, Inc. .......... 21,651 5,544,172
Las Vegas Sands Corp. ............... 34,209 1,567,799
Marriott International, Inc. , Class A ........ 5,917 1,719,421
McDonald's Corp. ................... 17,996 5,195,445
Royal Caribbean Cruises Ltd. ........... 22,343 5,956,644
Starbucks Corp. ..................... 35,503 3,822,963
Texas Roadhouse, Inc. ................ 6,020 1,090,222
Yum! Brands, Inc. ................... 25,277 3,298,649
65,244,559
Household Durables — 0.2%
Garmin Ltd. ........................ 10,271 2,216,995
NVR, Inc.
(a)
........................ 161 1,290,605
PulteGroup, Inc. .................... 7,099 807,724
Toll Brothers, Inc. .................... 3,818 518,523
4,833,847
Household Products — 0.3%
Church & Dwight Co., Inc. .............. 22,224 2,345,076
Clorox Co. (The) .................... 4,345 689,465
Colgate-Palmolive Co. ................ 27,905 2,419,364
Kimberly-Clark Corp. ................. 12,295 1,597,981
7,051,886
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. ....................... 30,635 5,147,599
Industrial REITs — 0.0%
Lineage, Inc. ....................... 3,217 193,020
Insurance — 1.4%
Allstate Corp. (The) .................. 10,449 2,009,656
Aon plc , Class A .................... 9,312 3,453,076
Arthur J Gallagher & Co. ............... 22,364 6,749,902
Brown & Brown, Inc. .................. 22,056 2,308,381
Cincinnati Financial Corp. .............. 6,963 954,279
Erie Indemnity Co. , Class A, NVS ......... 2,269 914,294
Markel Group, Inc.
(a)
.................. 708 1,294,776
Marsh & McLennan Cos., Inc. ........... 15,127 3,280,744
Progressive Corp. (The) ............... 36,641 9,029,808
Travelers Cos., Inc. (The) .............. 9,826 2,409,139
Willis Towers Watson plc ............... 5,150 1,697,260
WR Berkley Corp. ................... 17,115 1,006,875
35,108,190
Interactive Media & Services — 10.2%
Alphabet, Inc. , Class A ................ 313,429 63,945,785
Alphabet, Inc. , Class C, NVS ............ 276,670 56,883,352
Meta Platforms, Inc. , Class A ............ 197,024 135,785,000
Pinterest, Inc. , Class A
(a)
............... 53,688 1,769,556
Reddit, Inc. , Class A
(a)
................. 9,482 1,892,133
Snap, Inc. , Class A, NVS
(a)
............. 97,444 1,100,143
261,375,969
IT Services — 1.1%
Accenture plc , Class A ................ 19,648 7,563,498
Akamai Technologies, Inc.
(a)
............. 4,760 475,524
Cloudflare, Inc. , Class A
(a)
.............. 27,134 3,755,346
Gartner, Inc.
(a)
...................... 6,970 3,783,525
GoDaddy, Inc. , Class A
(a)
............... 12,071 2,566,898
MongoDB, Inc. , Class A
(a)
.............. 6,405 1,750,615
Okta, Inc. , Class A
(a)
.................. 14,498 1,366,002
Snowflake, Inc. , Class A
(a)
.............. 29,444 5,344,380
Twilio, Inc. , Class A
(a)
................. 8,406 1,232,151
Security
Shares
Shares Value
IT Services (continued)
VeriSign, Inc.
(a)
..................... 7,522 $ 1,617,230
29,455,169
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc. .............. 14,984 2,270,376
Avantor, Inc.
(a)
...................... 32,627 726,930
Bio-Techne Corp. .................... 14,256 1,048,529
Illumina, Inc.
(a)
...................... 14,299 1,898,049
IQVIA Holdings, Inc.
(a)
................. 9,634 1,939,902
Mettler-Toledo International, Inc.
(a)
........ 1,920 2,619,725
Revvity, Inc. ....................... 5,562 701,535
Thermo Fisher Scientific, Inc. ............ 10,924 6,529,821
Waters Corp.
(a)
..................... 3,363 1,397,259
West Pharmaceutical Services, Inc. ....... 4,135 1,412,309
20,544,435
Machinery — 1.2%
Caterpillar, Inc. ..................... 11,191 4,156,785
Cummins, Inc. ...................... 5,435 1,936,219
Dover Corp. ....................... 8,483 1,727,817
Fortive Corp. ....................... 19,648 1,597,972
Graco, Inc. ........................ 15,189 1,278,458
IDEX Corp. ........................ 6,804 1,526,205
Ingersoll Rand, Inc. .................. 36,446 3,418,635
Nordson Corp. ...................... 4,609 1,014,994
Otis Worldwide Corp. ................. 22,929 2,187,885
Parker-Hannifin Corp. ................. 5,766 4,076,850
Pentair plc ........................ 11,468 1,189,002
Snap-on, Inc. ...................... 1,971 700,001
Stanley Black & Decker, Inc. ............ 5,467 481,479
Westinghouse Air Brake Technologies Corp. .. 15,415 3,205,087
Xylem, Inc. ........................ 21,722 2,694,397
31,191,786
Media — 0.2%
News Corp. , Class A, NVS ............. 23,893 671,871
News Corp. , Class B ................. 6,597 208,795
Trade Desk, Inc. (The) , Class A
(a)
......... 40,168 4,767,139
5,647,805
Metals & Mining — 0.1%
Freeport-McMoRan, Inc. ............... 62,420 2,237,757
Multi-Utilities — 0.2%
CMS Energy Corp. ................... 10,333 681,978
Dominion Energy, Inc. ................. 43,226 2,402,933
Public Service Enterprise Group, Inc. ...... 19,068 1,592,941
4,677,852
Oil, Gas & Consumable Fuels — 0.4%
Hess Corp. ........................ 25,099 3,489,514
Targa Resources Corp. ................ 19,510 3,839,568
Texas Pacific Land Corp. ............... 1,743 2,260,967
9,590,049
Passenger Airlines — 0.1%
Delta Air Lines, Inc. .................. 20,918 1,407,154
Personal Care Products — 0.0%
Estee Lauder Cos., Inc. (The) , Class A ..... 10,773 898,791
Pharmaceuticals — 2.8%
Eli Lilly & Co. ...................... 72,380 58,705,970
Merck & Co., Inc. .................... 82,509 8,153,539
Zoetis, Inc. , Class A .................. 23,884 4,081,776
70,941,285

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services — 0.9%
Automatic Data Processing, Inc. .......... 16,382 $ 4,963,910
Booz Allen Hamilton Holding Corp. ........ 11,563 1,491,627
Broadridge Financial Solutions, Inc. ....... 10,569 2,517,747
Equifax, Inc. ....................... 11,103 3,050,882
Jacobs Solutions, Inc. ................. 7,394 1,036,121
Leidos Holdings, Inc. ................. 8,493 1,206,261
Paychex, Inc. ...................... 19,262 2,844,420
Paycom Software, Inc. ................ 4,572 948,964
SS&C Technologies Holdings, Inc. ........ 8,107 656,262
TransUnion ........................ 17,449 1,731,813
Verisk Analytics, Inc. .................. 12,956 3,724,073
24,172,080
Real Estate Management & Development — 0.3%
(a)
CBRE Group, Inc. , Class A ............. 19,843 2,872,076
CoStar Group, Inc. ................... 36,723 2,812,982
Jones Lang LaSalle, Inc. ............... 2,407 680,700
Zillow Group, Inc. , Class A .............. 2,142 169,646
Zillow Group, Inc. , Class C, NVS ......... 6,368 523,577
7,058,981
Residential REITs — 0.3%
American Homes 4 Rent , Class A ......... 16,747 579,949
AvalonBay Communities, Inc. ........... 7,011 1,553,007
Camden Property Trust ................ 4,508 512,605
Equity LifeStyle Properties, Inc. .......... 10,007 654,958
Equity Residential ................... 11,718 827,642
Essex Property Trust, Inc. .............. 2,897 824,399
Invitation Homes, Inc. ................. 25,444 792,580
Mid-America Apartment Communities, Inc. ... 3,568 544,405
Sun Communities, Inc. ................ 5,216 659,824
UDR, Inc. ......................... 10,732 447,954
7,397,323
Retail REITs — 0.1%
Realty Income Corp. .................. 30,104 1,644,882
Regency Centers Corp. ............... 7,077 508,412
2,153,294
Semiconductors & Semiconductor Equipment — 14.3%
Advanced Micro Devices, Inc.
(a)
.......... 146,373 16,971,949
Applied Materials, Inc. ................ 23,323 4,206,303
Astera Labs, Inc.
(a)
................... 2,394 242,799
Broadcom, Inc. ..................... 271,106 59,987,625
Enphase Energy, Inc.
(a)
................ 12,315 766,978
Entegris, Inc. ....................... 13,513 1,372,110
First Solar, Inc.
(a)
.................... 9,182 1,538,169
KLA Corp. ......................... 7,064 5,214,927
Lam Research Corp. ................. 50,118 4,062,064
Marvell Technology, Inc. ............... 77,817 8,782,427
Microchip Technology, Inc. .............. 16,469 894,267
Monolithic Power Systems, Inc. .......... 4,199 2,676,317
NVIDIA Corp. ...................... 2,135,294 256,384,751
ON Semiconductor Corp.
(a)
............. 12,616 660,321
Teradyne, Inc. ...................... 14,670 1,698,639
365,459,646
Software — 18.9%
Adobe, Inc.
(a)
....................... 23,205 10,151,027
ANSYS, Inc.
(a)
...................... 7,835 2,746,168
AppLovin Corp. , Class A
(a)
.............. 18,775 6,939,052
Aspen Technology, Inc.
(a)
............... 2,431 640,690
Atlassian Corp. , Class A
(a)
.............. 14,244 4,369,774
Autodesk, Inc.
(a)
..................... 19,350 6,024,429
Bentley Systems, Inc. , Class B ........... 12,077 562,184
Cadence Design Systems, Inc.
(a)
......... 24,779 7,374,726
Crowdstrike Holdings, Inc. , Class A
(a)
....... 20,777 8,270,701
Security
Shares
Shares Value
Software (continued)
Datadog, Inc. , Class A
(a)
............... 26,763 $ 3,819,348
DocuSign, Inc.
(a)
.................... 18,311 1,771,223
Dynatrace, Inc.
(a)
.................... 24,911 1,438,610
Fair Isaac Corp.
(a)
.................... 2,218 4,155,556
Fortinet, Inc.
(a)
...................... 58,928 5,944,657
Gen Digital, Inc. ..................... 29,775 801,245
Guidewire Software, Inc.
(a)
.............. 7,515 1,587,694
HubSpot, Inc.
(a)
..................... 4,589 3,577,263
Intuit, Inc. ......................... 25,308 15,223,015
Manhattan Associates, Inc.
(a)
............ 5,532 1,153,920
Microsoft Corp. ..................... 671,973 278,909,113
MicroStrategy, Inc. , Class A
(a) (b)
........... 11,256 3,768,396
Nutanix, Inc. , Class A
(a)
................ 22,485 1,546,181
Oracle Corp. ....................... 87,701 14,914,432
Palantir Technologies, Inc. , Class A
(a)
...... 180,029 14,850,592
Palo Alto Networks, Inc.
(a)
.............. 59,129 10,904,570
PTC, Inc.
(a)
........................ 10,740 2,077,975
Roper Technologies, Inc. ............... 9,593 5,522,211
Salesforce, Inc. ..................... 83,633 28,577,396
ServiceNow, Inc.
(a)
................... 18,599 18,940,850
Synopsys, Inc.
(a)
.................... 13,872 7,289,459
Tyler Technologies, Inc.
(a)
.............. 3,787 2,278,411
Workday, Inc. , Class A
(a)
............... 19,095 5,004,036
Zscaler, Inc.
(a)
...................... 8,287 1,678,863
482,813,767
Specialized REITs — 0.5%
Digital Realty Trust, Inc. ............... 15,269 2,501,978
Equinix, Inc. ....................... 5,242 4,789,406
Extra Space Storage, Inc. .............. 8,119 1,250,326
Iron Mountain, Inc. ................... 15,723 1,596,985
Public Storage ...................... 5,661 1,689,695
SBA Communications Corp. ............ 9,850 1,945,966
13,774,356
Specialty Retail — 1.1%
AutoZone, Inc.
(a)
.................... 1,527 5,115,771
Burlington Stores, Inc.
(a)
............... 5,727 1,626,067
CarMax, Inc.
(a)
...................... 6,289 538,590
Carvana Co. , Class A
(a)
................ 10,718 2,652,491
Dick's Sporting Goods, Inc. ............. 1,956 469,538
Floor & Decor Holdings, Inc. , Class A
(a)
..... 9,580 958,958
O'Reilly Automotive, Inc.
(a)
.............. 1,739 2,250,997
Ross Stores, Inc. .................... 29,652 4,464,405
TJX Cos., Inc. (The) .................. 42,505 5,304,199
Tractor Supply Co. ................... 26,273 1,428,200
Ulta Beauty, Inc.
(a)
................... 2,029 836,252
Williams-Sonoma, Inc. ................ 6,079 1,284,918
26,930,386
Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc. ........................ 603,287 142,375,732
Dell Technologies, Inc. , Class C .......... 11,390 1,180,004
NetApp, Inc. ....................... 8,336 1,017,826
Pure Storage, Inc. , Class A
(a)
............ 27,684 1,876,698
Super Micro Computer, Inc.
(a) (b)
........... 45,002 1,283,457
147,733,717
Textiles, Apparel & Luxury Goods — 0.2%
(a)
Deckers Outdoor Corp. ................ 13,884 2,462,466
Lululemon Athletica, Inc. ............... 9,673 4,006,557
6,469,023
Trading Companies & Distributors — 0.6%
Fastenal Co. ....................... 51,841 3,796,835
Ferguson Enterprises, Inc. .............. 10,767 1,950,119
FTAI Aviation Ltd. .................... 8,932 897,934

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Growth ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
United Rentals, Inc. .................. 4,034 $ 3,058,014
Watsco, Inc. ....................... 3,139 1,502,294
WW Grainger, Inc. ................... 4,043 4,296,375
15,501,571
Water Utilities — 0.0%
American Water Works Co., Inc. .......... 10,113 1,260,484
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. .................... 18,528 4,316,468
Total Long-Term Investments — 99 .9%
(Cost: $ 1,551,800,117 ) ............................ 2,551,114,843
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(e)
.................. 2,385,465 $ 2,386,657
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 3,218,683 3,218,683
Total Short-Term Securities — 0 .2%
(Cost: $ 5,603,254 ) ............................... 5,605,340
Total Investments — 100 .1%
(Cost: $ 1,557,403,371 ) ............................ 2,556,720,183
Liabilities in Excess of Other Assets — (0.1) % ............. (2,023,283)
Net Assets — 100.0% ...............................
$ 2,554,696,900
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 44,630,783 $ — $ (42,258,108)
(a)
$ 13,871 $ 111 $ 2,386,657 2,385,465 $ 33,043
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,669,839 — (1,451,156)
(a)
— — 3,218,683 3,218,683 176,002 —
$ 13,871 $ 111 $ 5,605,340 $ 209,045 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Morningstar Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 1000 Growth E-Mini Index ............................................... 15 03/21/25 $ 3,109 $ 10,931
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,551,114,843 $ — $ — $ 2,551,114,843
Short-Term Securities
Money Market Funds ...................................... 5,605,340 — — 5,605,340
$ 2,556,720,183 $ — $ — $ 2,556,720,183
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 10,931 $ — $ — $ 10,931
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust